Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Consolidated Statements of Comprehensive Income
Net Income	$ 260,083	$ 393,694
(Loss) gain related to cash flow hedges	15,897	(4,283)
Actuarial gains (losses) on defined benefit pension plans	6,392	4,373
(Loss) gain related to foreign currency translation	(68,188)	120,796
Income tax (expense) benefit related to components of other comprehensive income	(6,682)	(18,981)
Other comprehensive income (loss), net of tax	(52,581)	101,905
Total comprehensive income	207,502	495,599
Comprehensive income attributable to Noncontrolling interests	32,602	24,037
Comprehensive income attributable to the Company	$ 174,900	$ 471,562